FINANCIAL ASSETS AND LIABILITIES - Reconciliation of movements relating to financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The reconciliation of movements relating to financial instruments
Beginning Balance, assets	$ 496
Currency translation adjustments		$ 259
Impairment Loss	(66)	(192)	$ (245)
Ending Balance, assets	1,164	496
Beginning balance, liabilities	11,116
Ending balance, liabilities	11,630	11,116
Transfers of financial assets from level 1 to 2	0	0
Transfers of financial assets from level 2 to 1	0	0
Transfers of financial assets into 3	0	0
Transfers of financial assets from 3	0	0
Transfers of financial liabilities from level 1 to 2	0	0
Transfers of financial liabilities from level 2 to 1	0	0
Transfers of financial liabilities into 3	0	0
Transfers of financial liabilities from 3	0	0
Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Beginning Balance, assets	29	27
Change in fair value recognized in other comprehensive income, assets	(9)	5
Currency translation adjustments		(3)
Impairment Loss	(20)
Ending Balance, assets		29	27
Beginning balance, liabilities	47
Change in fair value recognized in the income statement, liabilities	2
Purchased / incurred, liabilities		47
Ending balance, liabilities	49	47
Contingent consideration | Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Beginning balance, liabilities	47
Change in fair value recognized in the income statement, liabilities	2
Purchased / incurred, liabilities		47
Ending balance, liabilities	49	47
Available-for-sale financial instruments | Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Beginning Balance, assets	29	27
Change in fair value recognized in other comprehensive income, assets	(9)	5
Currency translation adjustments		(3)
Impairment Loss	$ (20)
Ending Balance, assets		$ 29	$ 27